Summary of Significant Accounting Policies - (Revenue Recognition) (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) Source	Dec. 31, 2019 USD ($) Source	Dec. 31, 2018 USD ($)
Disaggregation of Revenue [Line Items]
Percentage of median observable prices	15.00%	15.00%
Contract asset | $	$ 0.0	$ 5.2	$ 0.6
Revenue sources	2
Product
Disaggregation of Revenue [Line Items]
Revenue streams	2	2
Payment terms	Payment terms are generally thirty to ninety days from the date of invoicing.	Payment terms are generally thirty to ninety days from the date of invoicing.
Service
Disaggregation of Revenue [Line Items]
Payment terms	Payment terms are generally thirty to ninety days from the date of invoicing.	Payment terms are generally thirty to ninety days from the date of invoicing.
Joint Development Agreements
Disaggregation of Revenue [Line Items]
Payment terms	Payment terms are generally thirty to ninety days from the achievement of each milestone.	Payment terms are generally thirty to ninety days from the achievement of each milestone.